Parent company condensed financial information - Condensed statements of comprehensive loss of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Parent company condensed financial information
Total costs and expenses	¥ 222,269,128	$ 34,878,876	¥ 155,524,094	¥ 162,799,505
Income (loss) from non-operations	(624,466)	(97,992)	1,031,160	(452,120)
Share of loss of subsidiaries and VIE's	(475,851)	(74,671)	(1,057,427)	(979,177)
Loss before income taxes	(49,168,258)	(7,715,572)	(10,910,740)	(10,081,049)
Net loss attributable to DiDi Global Inc.	(49,343,664)	(7,743,097)	(10,514,498)	(9,728,459)
Net loss attributable to ordinary shareholders of DiDi Global Inc.	(50,031,281)	(7,850,999)	(10,680,417)	(9,728,459)
Other comprehensive income (loss):
Net cash provided by (used in) operating activities	(13,413,860)	(2,104,929)	1,137,622	1,444,650
Net cash provided by (used in) investing activities	1,144,684	179,625	(1,946,323)	(6,150,778)
Net cash provided by financing activities	¥ 35,191,482	$ 5,522,313	¥ 9,274,050	¥ 2,951,762